Earnings per share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings per share
Schedule of earnings per share
	2024	2023	2022
Basic and diluted earnings per share
Numerator
Loss of the period assigned to Company’s shareholders	(154,658)	(61,004)	(243,029)
Denominator
Weighted average for number of common shares	50,497,904	41,739,993	41,595,506

Basic and diluted loss per share (in reais)	(3.063)	(1.456)	(5.843)